SCHEDULE OF LEASE EXPENSE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease cost		$ 60,444	$ 60,444	$ 362,664	$ 362,664
Short-term lease cost	104,724	(1,581)
Sublease income		(1,500)	(1,500)
Lease cost	$ 104,724	$ 57,363	490,418	362,664	$ 362,664
Short-term lease cost			$ 431,474
Revision of Prior Period, Adjustment [Member]
Operating lease cost				362,664
Sublease income				(129,300)
Lease cost				305,683
Short-term lease cost				$ 72,319